                                                 Supplement dated March 27, 2001
                                                 To Prospectus dated May 1, 2000


             CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000


THE FOLLOWING INFORMATION REPLACES THE "BOND" HEADING AND THE LIST OF FUNDS BELOW IT IN THE "PROSPECTUS SUMMARY" SECTION:

BOND
American Odyssey Intermediate-Term Bond Fund*
American Odyssey Long-Term Bond Fund*
Salomon Brothers Variable Strategic Bond Fund
Smith Barney Diversified Strategic Income Portfolio
Travelers Convertible Bond Portfolio
Travelers High Yield Bond Trust
Travelers U.S. Government Securities Portfolio

*The Board of Directors of American Odyssey Funds, Inc. approved a merger and reorganization plan on February 7, 2001. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of the Intermediate-Term Bond Fund, a series of American Odyssey Funds, Inc. will merge into the Long-Term Bond Fund, also a series of American Odyssey Funds, Inc. Therefore, as of April 27, 2001, Intermediate-Term Bond Fund is no longer available as an investment option and Long-Term Bond Fund is available.

EFFECTIVE APRIL 27, 2001, THE FOLLOWING INFORMATION SUPPLEMENTS THE "UNDERLYING FUND FEES" TABLE:

                                                                                                              TOTAL ANNUAL
                                                                                                               OPERATING
                                       MANAGEMENT FEE                                OTHER EXPENSES             EXPENSES
                                       (AFTER EXPENSE                                (AFTER EXPENSE          (AFTER EXPENSE
                                      REIMBURSEMENT IF                              REIMBURSEMENT IF        REIMBURSEMENT IF
FUND NAME:                              APPLICABLE)             12b-1 FEES            APPLICABLE)             APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC.
   Long-Term Bond Fund                     0.50%                                         0.10%                   0.60%


EFFECTIVE APRIL 27, 2001, THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT OPTIONS" TABLE:

AMERICAN ODYSSEY FUNDS, INC.
   Long-Term Bond Fund           Seeks maximum long-term total return by investing    American Odyssey Funds Management, Inc.
                                 primarily in long-term corporate debt securities,    Subadviser:  Western Assets Management
                                 U.S. government securities, mortgage-related         Company
                                 securities, and asset-backed securities, as well
                                 as money market instruments.

References to Intermediate-Term Bond Fund are deleted from the table.




L-12944                                                          March 27, 2001